Loans payable (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current		$ 28,977	$ 29,378
Non-current		35,883	49,304
Total loans payable		64,860	78,682
Acquisition loan with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	[1]	6,141	5,784
Non-current	[1]	34,236	40,036
Operating loan with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	[2]	6,309	6,211
Non-current	[2]	0	6,238
Revolving credit facility with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	[3]	15,000	0
Notes payable with Scotiabank and Interbank Peru
Disclosure of detailed information about borrowings [line items]
Current	[4]	0	14,750
Other credit facilities
Disclosure of detailed information about borrowings [line items]
Current	[5]	0	1,179
Loan with FIFOMI
Disclosure of detailed information about borrowings [line items]
Current	[6]	1,527	1,454
Non-current	[6]	$ 1,647	$ 3,030

[1]	Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") On May 24, 2011, the Company's wholly owned subsidiary Dia Bras Peru entered into a loan agreement with BCP amounting to $150,000. After deducting financing costs of $3,750, the net proceeds were $146,250. The proceeds from this loan were used to fund a portion of the purchase consideration for the acquisition of the Company's 81.84% interest in Corona in Peru. The loan was repayable over 5 years ending on May 24, 2016 and carried interest at a rate of LIBOR plus 4.5% per annum, payable quarterly in arrears. On August 7, 2015, Dia Bras Peru signed an amended agreement with BCP for the then outstanding debt balance of $48,000. The most significant amendments to the agreement were:·The remaining $48M due on the facility was split into 2 tranches·Tranche 1, in the amount of $24M has quarterly principal repayments of $1.5M beginning in November 2016 and ending in August 2020·Tranche 2, in the amount of $24M has no quarterly principal repayments and to be repaid in full in August 2020·One year principal repayment grace period·Reduced Interest rate equal to 3.65% plus 3M LIBOR vs previous rate of 4.15% plus 3M LIBOR·Term of the Facility extended for 5 Years These amendments did not trigger the de-recognition rules under IAS 39 - Financial Instruments. Principal repayments totalling $6,000 have been made for the year ended December 31, 2017 (2016 - $1,500). The loan is recorded at amortized cost and is being accreted to face value over 5 years using an effective interest rate of 4.71%. An amortization expense related to the transaction costs for $217 has been recorded for the year ended December 31, 2017 (2016 - $300). Interest payments totalling $1,457 have been made for the year ended December 31, 2017 (2016 - $2,084). The loan with BCP is secured by a pledge over Dia Bras Peru's interest in Corona voting shares and is guaranteed by the Company. The Company is in compliance with all financial covenants as at December 31, 2017.
[2]	Corona Operating Loan with BCP On October 17, 2013, the Company's subsidiary Corona, in which the Company has an interest of 81.84%, entered into a credit facility with the BCP for up to $60,000. The credit facility is for a 5 year term and the funds can be drawn within the first 3 years in tranches of up to $40,000 during the first year, up to $30,000 during the second year and up to $20,000 during the third year. The loan bears interest of LIBOR plus 4.5% and the loan principal and interest are payable in quarterly installments over the term of the loan with the first payment due 15 months after the closing of the credit facility. The loan is guaranteed by the collection rights and future cash flows generated from the sale of ore concentrates and other products. The loan contains certain financial covenants, events of default and other provisions which are customary for a transaction of this nature. These covenants include maintaining an equity balance at the Corona level higher than $30 million, maintaining a Debt Service Coverage ratio higher than 1.1x, and maintaining a Net Financial Debt/EBITDA ratio lower than 2.0x. The Company is in compliance with all financial covenants as at December 31, 2017. On June 29, 2016, $5,000 was drawn from this facility bearing an interest rate of three months LIBOR plus 4.5%. Principal repayments totalling $6,250 have been made for the year ended December 31, 2017 (2016 $3,750). Interest payments totalling $827 have been made for the year ended December 31, 2017 (2016 $716).
[3]	DBP Credit Facility with BCP On August 9, 2017, the Company's subsidiary DBP, entered into a credit facility with the BCP for up to $15,000. The credit facility is for a 1 year term and is being used to fund short term working capital requirements. On August 9, 2017, the Company drew $8,000 from this facility at an interest rate of LIBOR plus 0.95%. On August 31, 2017, the Company drew the remaining $7,000 from this facility at an interest rate of LIBOR plus 1.05%. The credit facility will be repaid in full on the anniversary date of August 9th, while interest payments must be made quarterly. The credit facility is guaranteed by the common shares of DBP's subsidiary Sociedad Minera Corona.
[4]	Corona Notes payable with Scotiabank and Interbank Peru In order to fund its short term working capital needs, Corona repaid and drew down the following notes payable: · On May 6, 2016 a $15,000 revolving credit facility with Scotiabank was obtained. The credit facility bears an interest rate of three month LIBOR plus 1.90%. · On February 8, 2017, $3,750 was drawn from a revolving credit facility from Interbank Peru, bearing interest of three month LIBOR plus 1.90%, which matured on August 7, 2017. During the year ended December 31, 2017 the Company repaid all of the notes payable amounts previously outstanding from the Scotiabank and Interbank facilities.
[5]	Other credit facilities · Pre-Export Finance Facility ("the Pre-Export Finance Facility"): On March 2, 2016, Dia Bras Mexicana ("DBM") entered into a $4,000 Pre-Export Finance Facility with METAGRI S.A de C.V ("METAGRI"), to whom DBM sells all of its lead concentrate. The $4,000 facility was drawn down on March 2, 2016 and bore interest of 5.0% plus 1 year LIBOR. Repayment took place against deliveries of lead concentrate for the period of April 2016 up to and including June 2017. METAGRI deducted seven hundred dollars per dry metric ton of material from the purchase price payable to DBM in the provisional payment for each dry metric ton of the material delivered to METAGRI under the sales contract, subject to a minimum monthly deduction of two hundred and seventy thousand dollars ("the minimum monthly deduction") plus the accrued interest. If DBM failed to deliver the material during any month from April 2016 until and including June 2017, and/or the value of the material during any month is lower than the minimum monthly deduction plus the accrued interest, DBM would have repaid METAGRI the short-fall within two business days after METAGRI's written notice. The deductions were made until such time as the Pre-Export Finance Facility had been fully amortized and the interest had been fully serviced. DBM had agreed that METAGRI could set-off any final payment deferred under the sales contract against any outstanding Pre-Export Finance Facility or interest to ensure full amortization of the principal and service the interest. During the year ended December 31, 2017, DBM made repayments totaling $1,178 (2016 - $2,822).
[6]	FIFOMI loan · During January 2015, the Company's Mexican Subsidiary, Dia Bras Mexicana S.A. de C.V, received a loan of MXP$120 million from Nacional Financiera, Sociedad Fiduciaria del Fideicomiso de Fomento Minero ("FIFOMI") to be used for working capital purposes and capital expenditures, specifically the expansion of the Piedras Verdes Plant. On February 2, 2015, DBM drew MXP$120 million (US$7,995). After deducting transaction costs of US$124, net proceeds were US$7,871. Monthly principal repayments have taken place over four years beginning in January 2016 at an interest rate of TIIE + 3%. Interest payments began in February 2015 and during the year ended December 31, 2017, DBM has made interest payments of $366 (MXP$6,918) (2016 $357 (MXP$6,659)). Principal payments of $1,588 (MXP$30,000) (2016 - $1,473 (MXP$27,500) have been made during the year ended December 31, 2017.